DERIVATIVE INSTRUMENTS - Disclosure of outstanding copper price option contracts (Details) $ in Thousands, lb in Millions, l in Millions	12 Months Ended
Dec. 31, 2024 CAD ($) lb $ / Pound l
Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	54
Period	H1 2025
Cost	$ 2,563
Fair value	$ 10,454
Copper collars [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	54
Period	H2 2025
Cost	$ 2,222
Fair value	$ 16,114
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l	18
Strike price | $ / Pound	0.65
Period	H1 2025
Cost	$ 561
Fair value	$ 332
Bottom of range [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price | $ / Pound	4
Bottom of range [Member] | Copper collars [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price | $ / Pound	4
Top of range [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price | $ / Pound	5
Top of range [Member] | Copper collars [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price | $ / Pound	5.4